Derivative Instruments (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net realized gains on foreign currency forward contracts		$ 111
Net change in unrealized (depreciation) on foreign currency forward contracts		(78)
Net realized and unrealized gains on foreign currency forward contracts		$ 33